CCMI Funds

                                CCMI Equity Fund
                                 CCMI Bond Fund
                    CCMI Tax-Exempt North Carolina Bond Fund

                       Supplement dated February 23, 2005
                       To Prospectus dated January 6, 2005

     On December 13, 2004, the Board of Trustees of CCMI Funds (the "Trust"), on behalf of the CCMI Equity Fund, the CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund (each a "CCMI Fund" and collectively, the "CCMI Funds") approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization between the Trust and STI Classic Funds (the "STI Trust"), on behalf of the STI Classic Growth and Income Fund, the STI Classic Investment Grade Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund (each an "STI Fund" and collectively, the "STI Funds"). If shareholders approve the Agreement and Plan of Reorganization, each CCMI Fund will transfer all of its assets and liabilities to a corresponding STI Fund in exchange for shares of the STI Fund as follows:

---------------------------------------------------------- -----------------------------------------------------------
SHAREHOLDERS OF:                                           WILL RECEIVE SHARES OF:
---------------------------------------------------------- -----------------------------------------------------------
CCMI Equity Fund                                           STI Classic Growth and Income Fund
---------------------------------------------------------- -----------------------------------------------------------
CCMI Bond Fund                                             STI Classic Investment Grade Bond Fund
---------------------------------------------------------- -----------------------------------------------------------
CCMI Tax-Exempt North Carolina Bond Fund                   STI Classic North Carolina Tax-Exempt Bond Fund
---------------------------------------------------------- -----------------------------------------------------------

Following in the transfer of assets, shareholders of each CCMI Fund will become shareholders of the corresponding STI Fund. The CCMI Funds will then be dissolved and liquidated.

     A special meeting of shareholders (the "Special Meeting") will to be held at the principal offices of the Trust on March 18, 2005 at 9:30 a.m., Eastern Time. In accordance with the Investment Company Act of 1940, shareholders will be asked to approve the Agreement and Plan of Reorganization. Only shareholders of record at the close of business on January 18, 2005 will be entitled to vote at the Special Meeting. Accordingly, shareholders who were not shareholders of record at the close of business on January 18, 2005 will not be entitled to notice of, or vote, at this Special Meeting. Shareholders will be notified only if the proposal is not approved.

     This supplement and the Prospectus dated January 6, 2005 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated January 6, 2005, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-386-3111.